Revenue and other income (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca, Sanofi and Takeda :

(in thousands of euro)	June 30, 2024	June 30, 2023

Proceeds from collaboration and licensing agreements	7,396	34,728
of which monalizumab agreement (AstraZeneca)	2,994	9,503
of which 2016 Sanofi agreement	4,000	2,000
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	199	18,672
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment, income related to the option exercise and income related to the completion of work in line with the joint research program	203	—
of which Takeda agreement	—	4,553
Invoicing of R&D costs (IPH5201 agreement)	897	616
Revenue from collaboration and licensing agreements	8,293	35,344

Disclosure of change in deferred revenue and collaboration liabilities
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2022	14,481
Revenue for the six months ended June 30, 2023	(9,503)
Transfer from / (to) collaboration liabilities	(283)
As of June 30, 2023	4,695

As of December 31, 2023	5,156
Revenue for the six months ended June 30, 2024	(2,994)
Transfer from / (to) collaboration liabilities	(172)
As of June 30, 2024	1,990
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Total
As of December 31, 2022	63,211
Additions	283
Deductions	(7,436)
As of June 30, 2023	56,058

As of December 31, 2023	52,677
Additions	1,891
Deductions	(2,419)
As of June 30, 2024	52,149
Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

(in thousands of euro)	Total
As of December 31, 2022	—
Additions (1)	6,500
Deductions	(172)
As of June 30, 2023	6,328

(in thousands of euro)	Total
As of December 31, 2023	5,327
Additions	—
Deductions	(402)
As of June 30, 2024	4,925
(1) The increase in deferred revenue relating to the 2022 research collaboration and licensing agreement with Sanofi between December 31, 2022 and June 30, 2023 mainly comprises (i) an upfront payment of €5,000 thousand relating to the granting of two options for exclusive licenses on Innate's intellectual property for the research, development, manufacturing and commercialization of NKCEs specifically targeting two preclinical molecules. The Company will recognize the related revenues either at the reporting date or three years after the effective date; as well as (ii) an amount of €1,500 thousand relating to research activities to perform in collaboration with Sanofi. The Company will recognize the related revenues on a straight-line basis over the duration of the research work to which the Company has agreed.
Disclosure of variance of deferred revenue	Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2023	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2024
Monalizumab	5,155	(2,994)	—	(172)	1,990
Sanofi (2022) option	2,500	—	—	—	2,500
Sanofi (2022) services	2,826	(402)	—	—	2,424
Total	10,481	(3,396)	—	(172)	6,915

(in thousands of euro)	As of December 31, 2022	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2023
Monalizumab	14,481	(9,503)	—	(283)	4,696
Sanofi (2022) option	—	—	5,000	—	5,000
Sanofi (2022) services	—	(172)	1,500	—	1,328
Total	14,481	(9,675)	5,000	(283)	11,024

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2024	June 30, 2023

Research tax credit	4,050	4,854
Grant	2	—
Government financing for research expenditures	4,052	4,854